Income Taxes (Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense) (Parenthetical) (Detail)		3 Months Ended	12 Months Ended
	Dec. 22, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of Income Tax Expense Benefit and Statutory Federal Tax Rate [Line Items]
Effective statutory tax rate	35.00%	21.00%	30.62%	30.86%	30.86%